Intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Intangible assets and goodwill [abstract]
By class of assets

18.1.	By class of assets
	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2020	19,168	242	63	19,473
Addition	31	88	-	119
Capitalized borrowing costs	-	1	-	1
Write-offs	(173)	(3)	-	(176)
Transfers	(2)	(1)	(26)	(29)
Amortization	(8)	(58)	-	(66)
Impairment recognition	-	(6)	(6)	(12)
Cumulative translation adjustment	(4,302)	(53)	(7)	(4,362)
Balance at December 31, 2020	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization and impairment	(89)	(1,035)	-	(1,124)

Balance at December 31, 2020	14,714	210	24	14,948
Addition	12	59	-	71
Capitalized borrowing costs	-	2	-	2
Write-offs	(7)	-	-	(7)
Transfers	(43)	2	-	(41)
Amortization	(4)	(28)	-	(32)
Cumulative translation adjustment	571	8	1	580
Balance at June 30, 2021	15,243	253	25	15,521
Cost	15,336	1,351	25	16,712
Accumulated amortization and impairment	(93)	(1,098)	-	(1,191)
Balance at June 30, 2021	15,243	253	25	15,521
Estimated useful life in years	(*)	5	Indefinite
(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.